       SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

The section "Exchange Traded Funds (ETF's)" on page 19 under the heading "Investment Strategies and Techniques" is amended to show that the following Funds in addition to the Select Capital Appreciation Fund are permitted to invest in ETFs:

The Select Aggressive Growth Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Core Equity Fund, Equity Index Fund and Select Growth and Income Fund.

                                 **************

The second paragraph under the section "Investment Management and Other Services" on page 28 is replaced with the following:

The Sub-Advisers have been selected by the Manager and Trustees in consultation with CRA RogersCasey, Inc. ("CRA RogersCasey"), a pension consulting firm. CRA RogersCasey is wholly controlled by Capital Resource Holdings, LLC, a privately held company. The cost of such consultation is borne by the Manager.

                                 **************

The second sentence of the first paragraph on page 31 under the section "Investment Management and Other Services" is amended to read:

In 1998, SBC merged with Union Bank of Switzerland to form UBS AG, a publicly traded company.

                                 **************

The first sentence of the second paragraph on page 31 under the section "Investment Management and Other Services" is amended to read:

Goldman Sachs Asset Management ("GSAM"), a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., ("GS & Co."), a wholly-owned subsidiary of The Goldman Sachs Group, Inc., a publicly traded company, is located at 32 Old Slip, New York, NY 10005.

                                 **************

The first table on page 32 under the section "Investment Management and Other Services" is amended with respect to the Select Emerging Markets Fund as follows:

                           Select
                           Emerging
                           Markets Fund
                           ------------

Manager Fee                1.15%*

                                 **************

Footnote (7) on page 34 under the section "Investment Management and other Services" is amended as follows:

(7) For its services, Schroder will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund under the following schedule:

                   Assets                    Rate
                   ------                    ----
                   First $50 Million         0.80%
                   Next $50 Million          0.70%
                   Over $100 Million         0.60%



 Dated:  June 17, 2002